Accounting policies - Macroeconomic variable assumptions (Details)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018 item	Dec. 31, 2017 item
Disclosure of detailed information about financial instruments [line items]
Exchange rate		19.6512	19.6629
Base
Disclosure of detailed information about financial instruments [line items]
GDP (as a percent)	2.30%	2.20%
CPI (as a percent)	3.96%	4.09%
Unemployment Rate on Active Population (as a percent)	3.19%	3.40%
Exchange rate	18.09	19.05
Real estate housing prices (as a percent)	6.11%	7.10%
Base | 2019
Disclosure of detailed information about financial instruments [line items]
GDP (as a percent)	2.50%	1.90%
CPI (as a percent)	3.61%	3.61%
Unemployment Rate on Active Population (as a percent)	3.18%	3.49%
Exchange rate	18.68	18.70
Real estate housing prices (as a percent)	5.63%	6.60%
Base | 2020
Disclosure of detailed information about financial instruments [line items]
GDP (as a percent)	2.50%	1.70%
CPI (as a percent)	3.39%	3.50%
Unemployment Rate on Active Population (as a percent)	3.21%	3.56%
Exchange rate	19.02	19.05
Real estate housing prices (as a percent)	5.24%	6.20%
Base | 2021
Disclosure of detailed information about financial instruments [line items]
GDP (as a percent)	2.40%	1.70%
CPI (as a percent)	3.25%	3.50%
Unemployment Rate on Active Population (as a percent)	3.18%	3.66%
Exchange rate	19.34	19.35
Real estate housing prices (as a percent)	5.03%	6.00%
Upside
Disclosure of detailed information about financial instruments [line items]
GDP (as a percent)	2.50%	2.20%
CPI (as a percent)	3.03%	4.09%
Unemployment Rate on Active Population (as a percent)	2.90%	3.40%
Exchange rate	18.01	18.80
Real estate housing prices (as a percent)	7.28%	7.10%
Upside | 2019
Disclosure of detailed information about financial instruments [line items]
GDP (as a percent)	3.05%	2.80%
CPI (as a percent)	3.10%	3.13%
Unemployment Rate on Active Population (as a percent)	2.89%	3.07%
Exchange rate	18.28	17.79
Real estate housing prices (as a percent)	8.17%	6.60%
Upside | 2020
Disclosure of detailed information about financial instruments [line items]
GDP (as a percent)	3.00%	2.90%
CPI (as a percent)	3.09%	2.89%
Unemployment Rate on Active Population (as a percent)	3.07%	3.05%
Exchange rate	18.23	18.16
Real estate housing prices (as a percent)	6.74%	6.20%
Upside | 2021
Disclosure of detailed information about financial instruments [line items]
GDP (as a percent)	3.30%	3.30%
CPI (as a percent)	3.05%	3.03%
Unemployment Rate on Active Population (as a percent)	3.05%	3.03%
Exchange rate	18.63	18.51
Real estate housing prices (as a percent)	7.48%	6.00%
Downside
Disclosure of detailed information about financial instruments [line items]
GDP (as a percent)	(6.90%)	2.20%
CPI (as a percent)	7.49%	4.09%
Unemployment Rate on Active Population (as a percent)	8.50%	3.40%
Exchange rate	26.36	19.05
Real estate housing prices (as a percent)	(4.90%)	7.10%
Downside | 2019
Disclosure of detailed information about financial instruments [line items]
GDP (as a percent)	1.10%	(6.00%)
CPI (as a percent)	6.34%	9.80%
Unemployment Rate on Active Population (as a percent)	6.60%	8.50%
Exchange rate	25.63	25.49
Real estate housing prices (as a percent)	0.13%	(2.70%)
Downside | 2020
Disclosure of detailed information about financial instruments [line items]
GDP (as a percent)	1.30%	1.10%
CPI (as a percent)	4.30%	8.50%
Unemployment Rate on Active Population (as a percent)	5.70%	6.10%
Exchange rate	26.39	25.13
Real estate housing prices (as a percent)	1.60%	0.47%
Downside | 2021
Disclosure of detailed information about financial instruments [line items]
GDP (as a percent)	1.80%	1.50%
CPI (as a percent)	4.35%	7.30%
Unemployment Rate on Active Population (as a percent)	4.80%	5.40%
Exchange rate	26.55	25.90
Real estate housing prices (as a percent)	2.90%	1.90%